Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Amortized cost of securities available-for-sale	$ 1,098,320	$ 1,262,761
Fair value of securities held-to-maturity	$ 363,779	$ 256,672
Preferred stock, shares authorized	200,000	200,000
Preferred stock, shares issued	0	0
Preferred stock per share liquidation preference	$ 0	$ 0
Common stock, no par value	$ 0	$ 0
Common stock, shares authorized	20,000,000	20,000,000
Common stock stock, shares issued	16,150,752	16,150,807
Treasury stock, shares	862,558	810,089